JUDICIAL DEPOSITS - Summary of Detailed Information About Changes In Judicial Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
JUDICIAL DEPOSITS
Deposits - Beggining balance	R$ 585,284	R$ 566,190
New deposits	27,479	39,071
Redemptions in favor of the Company	(67,533)	(21,533)
Monetary adjustment	35,508	15,246
Application in the liquidation of proceedings	(121,025)	(13,645)
Transfers	25
Translation adjustment	(2,188)	(45)
Deposits - Ending balance	R$ 457,550	R$ 585,284